UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Equity 500 Index Fund
DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2012, the Fund owned approximately 74% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Shares	Value ($)
Common Stocks 97.7%
Consumer Discretionary 10.7%
Auto Components 0.3%
BorgWarner, Inc.* (a)	18,600	1,568,724
Goodyear Tire & Rubber Co.*	43,296	485,781
Johnson Controls, Inc. (a)	118,701	3,855,409

		5,909,914
Automobiles 0.5%
Ford Motor Co. (a)	660,798	8,253,367
Harley-Davidson, Inc.	39,382	1,932,868

		10,186,235
Distributors 0.1%
Genuine Parts Co. (a)	26,572	1,667,393
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	18,483	714,183
DeVry, Inc.	10,000	338,700
H&R Block, Inc.	53,782	885,790

		1,938,673
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	79,879	2,562,518
Chipotle Mexican Grill, Inc.*	5,497	2,297,746
Darden Restaurants, Inc. (a)	21,880	1,119,381
International Game Technology	52,964	889,265
Marriott International, Inc. "A" (a)	45,833	1,734,779
McDonald's Corp.	176,606	17,325,049
Starbucks Corp.	130,501	7,293,701
Starwood Hotels & Resorts Worldwide, Inc. (a)	34,493	1,945,750
Wyndham Worldwide Corp.	26,114	1,214,562
Wynn Resorts Ltd.	13,500	1,685,880
Yum! Brands, Inc.	79,831	5,682,371

		43,751,002
Household Durables 0.2%
D.R. Horton, Inc. (a)	48,100	729,677
Harman International Industries, Inc. (a)	12,100	566,401
Leggett & Platt, Inc.	25,670	590,667
Lennar Corp. "A" (a)	27,100	736,578
Newell Rubbermaid, Inc.	49,250	877,143
Pulte Group, Inc.* (a)	56,497	499,998
Whirlpool Corp. (a)	13,433	1,032,460

		5,032,924
Internet & Catalog Retail 0.9%
Amazon.com, Inc.*	63,167	12,791,949
Expedia, Inc. (a)	17,035	569,650
Netflix, Inc.* (a)	9,545	1,098,057
Priceline.com, Inc.* (a)	8,624	6,187,720
TripAdvisor, Inc.* (a)	17,035	607,639

		21,255,015
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	19,385	711,817
Mattel, Inc. (a)	58,014	1,952,751

		2,664,568
Media 3.1%
Cablevision Systems Corp. (New York Group) "A" (a)	37,073	544,232
CBS Corp. "B"	111,654	3,786,187
Comcast Corp. "A" (a)	467,963	14,043,570
DIRECTV "A"* (a)	117,410	5,793,009
Discovery Communications, Inc. "A"* (a)	45,046	2,279,328
Gannett Co., Inc. (a)	40,569	621,923
Interpublic Group of Companies, Inc.	78,795	899,051
McGraw-Hill Companies, Inc. (a)	48,193	2,335,915
News Corp. "A" (a)	374,008	7,364,218
Omnicom Group, Inc. (a)	47,062	2,383,690
Scripps Networks Interactive "A" (a)	16,800	817,992
Time Warner Cable, Inc.	54,375	4,431,562
Time Warner, Inc. (a)	168,251	6,351,475
Viacom, Inc. "B"	94,153	4,468,501
Walt Disney Co. (a)	311,045	13,617,550
Washington Post Co. "B"	900	336,213

		70,074,416
Multiline Retail 0.8%
Big Lots, Inc.*	10,596	455,840
Dollar Tree, Inc.*	20,400	1,927,596
Family Dollar Stores, Inc.	20,772	1,314,452
J.C. Penney Co., Inc. (a)	26,221	929,010
Kohl's Corp. (a)	43,425	2,172,553
Macy's, Inc.	71,750	2,850,627
Nordstrom, Inc.	27,632	1,539,655
Sears Holdings Corp.* (a)	6,418	425,193
Target Corp.	116,929	6,813,453

		18,428,379
Specialty Retail 2.0%
Abercrombie & Fitch Co. "A"	14,600	724,306
AutoNation, Inc.* (a)	7,600	260,756
AutoZone, Inc.*	4,790	1,780,922
Bed Bath & Beyond, Inc.*	41,012	2,697,359
Best Buy Co., Inc. (a)	49,331	1,168,158
CarMax, Inc.* (a)	38,763	1,343,138
GameStop Corp. "A" (a)	22,800	497,952
Home Depot, Inc. (a)	267,618	13,463,862
Limited Brands, Inc. (a)	43,640	2,094,720
Lowe's Companies, Inc. (a)	216,656	6,798,665
O'Reilly Automotive, Inc.*	21,900	2,000,565
Ross Stores, Inc.	39,502	2,295,066
Staples, Inc. (a)	119,474	1,933,089
The Gap, Inc.	59,458	1,554,232
Tiffany & Co. (a)	21,616	1,494,314
TJX Companies, Inc.	131,098	5,205,902
Urban Outfitters, Inc.* (a)	18,961	551,955

		45,864,961
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	49,753	3,844,912
NIKE, Inc. "B"	64,007	6,940,919
Ralph Lauren Corp.	11,000	1,917,630
VF Corp.	15,440	2,253,931

		14,957,392
Consumer Staples 10.5%
Beverages 2.4%
Beam, Inc.	28,054	1,643,123
Brown-Forman Corp. "B"	16,922	1,411,126
Coca-Cola Co.	392,826	29,073,052
Coca-Cola Enterprises, Inc.	51,524	1,473,586
Constellation Brands, Inc. "A"*	29,200	688,828
Dr. Pepper Snapple Group, Inc. (a)	36,597	1,471,565
Molson Coors Brewing Co. "B"	27,004	1,221,931
PepsiCo, Inc.	272,770	18,098,290

		55,081,501
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	75,499	6,855,309
CVS Caremark Corp. (a)	226,091	10,128,877
Kroger Co.	98,527	2,387,309
Safeway, Inc. (a)	45,705	923,698
SUPERVALU, Inc. (a)	36,491	208,364
Sysco Corp. (a)	100,882	3,012,336
Wal-Mart Stores, Inc. (a)	303,283	18,560,920
Walgreen Co. (a)	151,708	5,080,701
Whole Foods Market, Inc.	28,274	2,352,397

		49,509,911
Food Products 1.7%
Archer-Daniels-Midland Co.	114,126	3,613,229
Campbell Soup Co. (a)	31,570	1,068,645
ConAgra Foods, Inc.	70,878	1,861,256
Dean Foods Co.* (a)	31,000	375,410
General Mills, Inc.	112,360	4,432,602
H.J. Heinz Co. (a)	56,440	3,022,362
Hormel Foods Corp. (a)	22,500	664,200
Kellogg Co.	42,334	2,270,372
Kraft Foods, Inc. "A"	307,310	11,680,853
McCormick & Co., Inc. (a)	23,700	1,289,991
Mead Johnson Nutrition Co.	35,794	2,952,289
Sara Lee Corp.	101,028	2,175,133
The Hershey Co.	26,060	1,598,260
The JM Smucker Co.	19,457	1,583,022
Tyson Foods, Inc. "A"	49,700	951,755

		39,539,379
Household Products 2.1%
Clorox Co.	22,132	1,521,575
Colgate-Palmolive Co.	83,502	8,164,825
Kimberly-Clark Corp. (a)	68,603	5,069,076
Procter & Gamble Co.	477,914	32,120,600

		46,876,076
Personal Products 0.2%
Avon Products, Inc.	75,497	1,461,622
Estee Lauder Companies, Inc. "A"	39,500	2,446,630

		3,908,252
Tobacco 1.9%
Altria Group, Inc.	355,545	10,975,674
Lorillard, Inc.	23,054	2,985,032
Philip Morris International, Inc.	298,872	26,483,048
Reynolds American, Inc.	57,780	2,394,403

		42,838,157
Energy 11.0%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	76,317	3,200,735
Cameron International Corp.*	43,582	2,302,437
Diamond Offshore Drilling, Inc.	12,030	803,003
FMC Technologies, Inc.*	40,712	2,052,699
Halliburton Co. (a)	160,268	5,319,295
Helmerich & Payne, Inc. (a)	19,252	1,038,645
Nabors Industries Ltd.*	49,638	868,169
National Oilwell Varco, Inc.	73,544	5,844,542
Noble Corp.* (a)	43,087	1,614,470
Rowan Companies, Inc.* (a)	20,339	669,763
Schlumberger Ltd. (a)	231,440	16,184,599

		39,898,357
Oil, Gas & Consumable Fuels 9.2%
Alpha Natural Resources, Inc.* (a)	36,632	557,173
Anadarko Petroleum Corp.	86,366	6,765,912
Apache Corp.	66,557	6,684,985
Cabot Oil & Gas Corp.	36,600	1,140,822
Chesapeake Energy Corp. (a)	116,100	2,690,037
Chevron Corp. (a)	342,850	36,767,234
ConocoPhillips (a)	221,832	16,861,450
CONSOL Energy, Inc. (a)	38,412	1,309,849
Denbury Resources, Inc.*	69,618	1,269,136
Devon Energy Corp. (a)	70,117	4,986,721
El Paso Corp.	134,616	3,977,903
EOG Resources, Inc.	46,711	5,189,592
EQT Corp.	25,500	1,229,355
Exxon Mobil Corp. (a)	817,579	70,908,627
Hess Corp.	52,465	3,092,812
Marathon Oil Corp.	122,610	3,886,737
Marathon Petroleum Corp.	60,805	2,636,505
Murphy Oil Corp.	33,018	1,857,923
Newfield Exploration Co.*	22,157	768,405
Noble Energy, Inc.	30,891	3,020,522
Occidental Petroleum Corp.	140,628	13,392,004
Peabody Energy Corp.	46,231	1,338,850
Pioneer Natural Resources Co.	21,700	2,421,503
QEP Resources, Inc. (a)	32,000	976,000
Range Resources Corp.	27,942	1,624,548
Southwestern Energy Co.* (a)	61,836	1,892,181
Spectra Energy Corp.	113,473	3,580,073
Sunoco, Inc.	18,972	723,782
Tesoro Corp.*	25,200	676,368
Valero Energy Corp.	95,501	2,461,061
Williams Companies, Inc.	103,423	3,186,462
WPX Energy, Inc.*	35,674	642,489

		208,517,021
Financials 14.6%
Capital Markets 2.0%
Ameriprise Financial, Inc.	38,470	2,197,791
Bank of New York Mellon Corp. (a)	210,395	5,076,831
BlackRock, Inc. (a)	17,445	3,574,480
Charles Schwab Corp. (a)	189,733	2,726,463
E*TRADE Financial Corp.*	43,326	474,420
Federated Investors, Inc. "B" (a)	17,600	394,416
Franklin Resources, Inc.	24,776	3,072,967
Invesco Ltd.	76,550	2,041,589
Legg Mason, Inc.	22,100	617,253
Morgan Stanley	264,251	5,189,890
Northern Trust Corp.	45,402	2,154,325
State Street Corp.	83,768	3,811,444
T. Rowe Price Group, Inc. (a)	44,376	2,897,753
The Goldman Sachs Group, Inc.	85,795	10,670,324

		44,899,946
Commercial Banks 2.8%
BB&T Corp. (a)	121,692	3,819,912
Comerica, Inc. (a)	34,868	1,128,328
Fifth Third Bancorp.	156,889	2,204,290
First Horizon National Corp. (a)	43,620	452,776
Huntington Bancshares, Inc.	157,101	1,013,301
KeyCorp	161,745	1,374,833
M&T Bank Corp. (a)	22,553	1,959,405
PNC Financial Services Group, Inc.	91,618	5,908,445
Regions Financial Corp.	245,268	1,616,316
SunTrust Banks, Inc.	91,562	2,213,054
U.S. Bancorp. (a)	331,455	10,500,494
Wells Fargo & Co.	915,172	31,243,972
Zions Bancorp. (a)	31,256	670,754

		64,105,880
Consumer Finance 0.9%
American Express Co.	176,055	10,186,542
Capital One Financial Corp.	96,163	5,360,126
Discover Financial Services	90,732	3,025,005
SLM Corp.	89,390	1,408,786

		19,980,459
Diversified Financial Services 3.4%
Bank of America Corp. (a)	1,863,689	17,835,504
Citigroup, Inc.	508,322	18,579,169
CME Group, Inc. "A"	11,573	3,348,416
IntercontinentalExchange, Inc.*	12,348	1,696,862
JPMorgan Chase & Co. (a)	662,506	30,462,026
Leucadia National Corp.	35,100	916,110
Moody's Corp. (a)	33,300	1,401,930
NYSE Euronext	44,000	1,320,440
The NASDAQ OMX Group, Inc.*	21,200	549,080

		76,109,537
Insurance 3.4%
ACE Ltd.	58,785	4,303,062
Aflac, Inc.	81,627	3,754,026
Allstate Corp.	86,489	2,847,218
American International Group, Inc.*	91,789	2,829,855
Aon Corp.	57,124	2,802,503
Assurant, Inc. (a)	14,900	603,450
Berkshire Hathaway, Inc. "B"*	305,285	24,773,878
Chubb Corp.	47,559	3,286,802
Cincinnati Financial Corp. (a)	28,334	977,806
Genworth Financial, Inc. "A"*	88,400	735,488
Hartford Financial Services Group, Inc.	74,576	1,572,062
Lincoln National Corp. (a)	51,674	1,362,127
Loews Corp.	52,323	2,086,118
Marsh & McLennan Companies, Inc.	94,653	3,103,672
MetLife, Inc. (a)	184,048	6,874,193
Principal Financial Group, Inc.	52,319	1,543,934
Progressive Corp. (a)	105,414	2,443,497
Prudential Financial, Inc. (a)	81,988	5,197,219
The Travelers Companies, Inc. (a)	68,237	4,039,630
Torchmark Corp. (a)	16,565	825,765
Unum Group	50,094	1,226,301
XL Group PLC	54,632	1,184,968

		78,373,574
Real Estate Investment Trusts 1.9%
American Tower Corp. (REIT)	68,436	4,312,837
Apartment Investment & Management Co. "A" (REIT)	20,516	541,828
AvalonBay Communities, Inc. (REIT) (a)	16,774	2,371,005
Boston Properties, Inc. (REIT) (a)	26,000	2,729,740
Equity Residential (REIT) (a)	52,060	3,259,997
HCP, Inc. (REIT)	71,746	2,831,097
Health Care REIT, Inc. (REIT) (a)	37,272	2,048,469
Host Hotels & Resorts, Inc. (REIT) (a)	120,586	1,980,022
Kimco Realty Corp. (REIT) (a)	69,500	1,338,570
Plum Creek Timber Co., Inc. (REIT) (a)	28,048	1,165,675
Prologis, Inc. (REIT)	78,190	2,816,404
Public Storage (REIT) (a)	24,930	3,444,578
Simon Property Group, Inc. (REIT) (a)	52,608	7,663,934
Ventas, Inc. (REIT) (a)	50,661	2,892,743
Vornado Realty Trust (REIT)	32,572	2,742,562
Weyerhaeuser Co. (REIT) (a)	91,574	2,007,302

		44,146,763
Real Estate Management & Development 0.1%
CBRE Group, Inc.* (a)	58,600	1,169,656
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc. (a)	89,868	656,935
People's United Financial, Inc. (a)	63,275	837,761

		1,494,696
Health Care 11.2%
Biotechnology 1.2%
Amgen, Inc.	137,470	9,346,585
Biogen Idec, Inc.*	41,398	5,214,906
Celgene Corp.*	75,709	5,868,962
Gilead Sciences, Inc.*	131,453	6,421,479

		26,851,932
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	97,770	5,844,691
Becton, Dickinson & Co. (a)	36,771	2,855,268
Boston Scientific Corp.*	253,243	1,514,393
C.R. Bard, Inc.	14,183	1,400,146
CareFusion Corp.*	40,027	1,037,900
Covidien PLC	83,926	4,589,074
DENTSPLY International, Inc. (a)	24,800	995,224
Edwards Lifesciences Corp.*	19,439	1,413,798
Intuitive Surgical, Inc.* (a)	6,897	3,736,450
Medtronic, Inc. (a)	180,130	7,059,295
St. Jude Medical, Inc. (a)	56,610	2,508,389
Stryker Corp. (a)	55,602	3,084,799
Varian Medical Systems, Inc.* (a)	20,100	1,386,096
Zimmer Holdings, Inc.	30,601	1,967,032

		39,392,555
Health Care Providers & Services 2.1%
Aetna, Inc.	61,795	3,099,637
AmerisourceBergen Corp.	44,110	1,750,285
Cardinal Health, Inc.	61,079	2,633,116
CIGNA Corp.	50,613	2,492,690
Coventry Health Care, Inc.	25,458	905,541
DaVita, Inc.* (a)	16,000	1,442,720
Express Scripts, Inc.* (a)	84,609	4,584,116
Humana, Inc.	28,851	2,668,140
Laboratory Corp. of America Holdings* (a)	16,900	1,547,026
McKesson Corp.	42,867	3,762,437
Medco Health Solutions, Inc.*	67,260	4,728,378
Patterson Companies, Inc. (a)	15,000	501,000
Quest Diagnostics, Inc. (a)	28,002	1,712,322
Tenet Healthcare Corp.*	77,948	413,904
UnitedHealth Group, Inc.	180,194	10,620,634
WellPoint, Inc.	57,846	4,269,035

		47,130,981
Health Care Technology 0.1%
Cerner Corp.*	24,810	1,889,530
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	61,357	2,731,000
Life Technologies Corp.*	30,503	1,489,156
PerkinElmer, Inc.	18,563	513,453
Thermo Fisher Scientific, Inc.	63,120	3,558,706
Waters Corp.*	15,305	1,418,161

		9,710,476
Pharmaceuticals 5.6%
Abbott Laboratories (a)	272,896	16,725,796
Allergan, Inc.	52,924	5,050,537
Bristol-Myers Squibb Co. (a)	292,947	9,886,961
Eli Lilly & Co.	177,380	7,143,093
Forest Laboratories, Inc.*	45,347	1,573,087
Hospira, Inc.* (a)	28,122	1,051,482
Johnson & Johnson	476,653	31,440,032
Merck & Co., Inc.	528,438	20,292,019
Mylan, Inc.*	72,919	1,709,951
Perrigo Co. (a)	15,900	1,642,629
Pfizer, Inc.	1,307,243	29,622,126
Watson Pharmaceuticals, Inc.*	21,757	1,459,024

		127,596,737
Industrials 10.3%
Aerospace & Defense 2.5%
Boeing Co.	129,514	9,631,956
General Dynamics Corp. (a)	62,119	4,558,292
Goodrich Corp.	22,038	2,764,447
Honeywell International, Inc.	134,509	8,211,774
L-3 Communications Holdings, Inc. (a)	16,968	1,200,825
Lockheed Martin Corp. (a)	46,291	4,159,709
Northrop Grumman Corp. (a)	43,331	2,646,658
Precision Castparts Corp.	25,228	4,361,921
Raytheon Co.	59,170	3,122,993
Rockwell Collins, Inc. (a)	25,644	1,476,069
Textron, Inc.	49,154	1,367,956
United Technologies Corp. (a)	157,958	13,101,037

		56,603,637
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. (a)	28,032	1,835,816
Expeditors International of Washington, Inc.	36,400	1,692,964
FedEx Corp.	55,160	5,072,514
United Parcel Service, Inc. "B" (a)	166,309	13,424,462

		22,025,756
Airlines 0.0%
Southwest Airlines Co.	133,314	1,098,507
Building Products 0.0%
Masco Corp. (a)	63,905	854,410
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	19,331	582,443
Cintas Corp. (a)	19,666	769,334
Iron Mountain, Inc. (a)	31,200	898,560
Pitney Bowes, Inc. (a)	37,185	653,712
R.R. Donnelley & Sons Co. (a)	27,961	346,437
Republic Services, Inc.	53,899	1,647,153
Stericycle, Inc.* (a)	15,100	1,262,964
Waste Management, Inc. (a)	78,607	2,748,101

		8,908,704
Construction & Engineering 0.2%
Fluor Corp.	29,050	1,744,162
Jacobs Engineering Group, Inc.*	21,900	971,703
Quanta Services, Inc.*	36,200	756,580

		3,472,445
Electrical Equipment 0.5%
Cooper Industries PLC	28,098	1,796,867
Emerson Electric Co.	127,636	6,660,046
Rockwell Automation, Inc.	24,221	1,930,414
Roper Industries, Inc.	16,966	1,682,349

		12,069,676
Industrial Conglomerates 2.6%
3M Co.	120,579	10,756,852
Danaher Corp.	99,276	5,559,456
General Electric Co.	1,836,781	36,864,195
Tyco International Ltd.	80,532	4,524,288

		57,704,791
Machinery 2.0%
Caterpillar, Inc. (a)	112,568	11,990,743
Cummins, Inc.	33,558	4,028,302
Deere & Co. (a)	69,478	5,620,770
Dover Corp. (a)	31,672	1,993,436
Eaton Corp.	58,740	2,927,014
Flowserve Corp.	9,292	1,073,319
Illinois Tool Works, Inc. (a)	84,260	4,812,931
Ingersoll-Rand PLC (a)	51,114	2,113,564
Joy Global, Inc.	17,903	1,315,871
PACCAR, Inc. (a)	61,081	2,860,423
Pall Corp.	19,610	1,169,344
Parker Hannifin Corp. (a)	25,752	2,177,332
Snap-on, Inc. (a)	10,432	636,039
Stanley Black & Decker, Inc.	29,896	2,300,796
Xylem, Inc. (a)	31,505	874,264

		45,894,148
Professional Services 0.1%
Dun & Bradstreet Corp.	8,714	738,337
Equifax, Inc.	20,609	912,154
Robert Half International, Inc. (a)	23,675	717,353

		2,367,844
Road & Rail 0.8%
CSX Corp.	183,490	3,948,705
Norfolk Southern Corp.	57,363	3,776,206
Ryder System, Inc.	8,790	464,112
Union Pacific Corp. (a)	83,322	8,955,449

		17,144,472
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	50,400	2,726,640
W.W. Grainger, Inc. (a)	10,709	2,300,400

		5,027,040
Information Technology 20.0%
Communications Equipment 2.2%
Cisco Systems, Inc.	935,534	19,786,544
F5 Networks, Inc.*	13,510	1,823,310
Harris Corp. (a)	19,500	879,060
JDS Uniphase Corp.*	38,539	558,430
Juniper Networks, Inc.*	89,834	2,055,402
Motorola Mobility Holdings, Inc.*	44,998	1,765,722
Motorola Solutions, Inc. (a)	51,198	2,602,394
QUALCOMM, Inc.	293,658	19,974,617

		49,445,479
Computers & Peripherals 5.6%
Apple, Inc.*	161,773	96,978,060
Dell, Inc.*	265,678	4,410,255
EMC Corp.*	355,990	10,636,981
Hewlett-Packard Co.	343,279	8,180,338
Lexmark International, Inc. "A"	12,157	404,099
NetApp, Inc.* (a)	63,209	2,829,867
SanDisk Corp.*	42,800	2,122,452
Western Digital Corp.*	41,635	1,723,273

		127,285,325
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	28,330	1,693,284
Corning, Inc.	261,997	3,688,918
FLIR Systems, Inc. (a)	27,100	685,901
Jabil Circuit, Inc.	30,489	765,884
Molex, Inc. (a)	22,986	646,366
TE Connectivity Ltd. (a)	74,932	2,753,751

		10,234,104
Internet Software & Services 1.8%
Akamai Technologies, Inc.*	30,200	1,108,340
eBay, Inc.*	198,632	7,327,534
Google, Inc. "A"*	43,991	28,208,789
VeriSign, Inc. (a)	28,400	1,088,856
Yahoo!, Inc.*	211,633	3,221,054

		40,954,573
IT Services 3.8%
Accenture PLC "A"	112,286	7,242,447
Automatic Data Processing, Inc.	85,110	4,697,221
Cognizant Technology Solutions Corp. "A"*	52,722	4,056,958
Computer Sciences Corp.	25,943	776,733
Fidelity National Information Services, Inc.	39,639	1,312,844
Fiserv, Inc.*	24,005	1,665,707
International Business Machines Corp. (a)	200,987	41,935,937
MasterCard, Inc. "A"	18,400	7,737,936
Paychex, Inc. (a)	55,001	1,704,481
SAIC, Inc.*	49,532	653,822
Teradata Corp.* (a)	29,708	2,024,600
Total System Services, Inc.	29,466	679,781
Visa, Inc. "A" (a)	86,701	10,230,718
Western Union Co.	105,596	1,858,490

		86,577,675
Office Electronics 0.1%
Xerox Corp.	226,878	1,833,174
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.* (a)	107,697	863,730
Altera Corp.	57,144	2,275,474
Analog Devices, Inc.	51,168	2,067,187
Applied Materials, Inc.	223,404	2,779,146
Broadcom Corp. "A"*	85,283	3,351,622
First Solar, Inc.* (a)	9,895	247,870
Intel Corp. (a)	868,715	24,419,579
KLA-Tencor Corp.	28,585	1,555,596
Linear Technology Corp.	41,096	1,384,935
LSI Corp.*	96,455	837,229
Microchip Technology, Inc. (a)	34,200	1,272,240
Micron Technology, Inc.*	168,549	1,365,247
Novellus Systems, Inc.*	12,082	603,012
NVIDIA Corp.*	108,743	1,673,555
Teradyne, Inc.* (a)	31,158	526,259
Texas Instruments, Inc.	197,815	6,648,562
Xilinx, Inc.	44,903	1,635,816

		53,507,059
Software 3.7%
Adobe Systems, Inc.*	86,444	2,965,894
Autodesk, Inc.*	40,048	1,694,831
BMC Software, Inc.*	29,066	1,167,291
CA, Inc. (a)	63,215	1,742,205
Citrix Systems, Inc.*	31,814	2,510,443
Electronic Arts, Inc.*	56,606	932,867
Intuit, Inc.	50,730	3,050,395
Microsoft Corp.	1,296,090	41,798,902
Oracle Corp.	680,451	19,841,951
Red Hat, Inc.*	32,893	1,969,962
Salesforce.com, Inc.* (a)	23,800	3,677,338
Symantec Corp.* (a)	125,964	2,355,527

		83,707,606
Materials 3.4%
Chemicals 2.2%
Air Products & Chemicals, Inc.	36,918	3,389,072
Airgas, Inc.	11,950	1,063,191
CF Industries Holdings, Inc.	11,624	2,123,124
Dow Chemical Co. (a)	205,558	7,120,529
E.I. du Pont de Nemours & Co.	161,558	8,546,418
Eastman Chemical Co.	23,538	1,216,679
Ecolab, Inc.	49,721	3,068,780
FMC Corp.	12,000	1,270,320
International Flavors & Fragrances, Inc. (a)	14,816	868,218
Monsanto Co.	92,866	7,406,992
PPG Industries, Inc.	26,362	2,525,480
Praxair, Inc.	51,954	5,956,007
Sigma-Aldrich Corp. (a)	20,616	1,506,205
The Mosaic Co.	52,375	2,895,814
The Sherwin-Williams Co.	14,705	1,597,992

		50,554,821
Construction Materials 0.1%
Vulcan Materials Co.	22,476	960,400
Containers & Packaging 0.1%
Ball Corp.	28,048	1,202,698
Bemis Co., Inc. (a)	17,230	556,357
Owens-Illinois, Inc.*	28,100	655,854
Sealed Air Corp.	33,472	646,344

		3,061,253
Metals & Mining 0.8%
Alcoa, Inc. (a)	181,538	1,819,011
Allegheny Technologies, Inc.	18,179	748,429
Cliffs Natural Resources, Inc. (a)	24,433	1,692,230
Freeport-McMoRan Copper & Gold, Inc.	164,804	6,269,144
Newmont Mining Corp.	86,054	4,411,988
Nucor Corp. (a)	55,999	2,405,157
Titanium Metals Corp.	12,700	172,212
United States Steel Corp. (a)	25,775	757,012

		18,275,183
Paper & Forest Products 0.2%
International Paper Co. (a)	75,012	2,632,921
MeadWestvaco Corp.	30,978	978,595

		3,611,516
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.5%
AT&T, Inc. (a)	1,029,119	32,139,386
CenturyLink, Inc. (a)	107,925	4,171,301
Frontier Communications Corp. (a)	172,335	718,637
Verizon Communications, Inc.	492,251	18,818,756
Windstream Corp. (a)	98,901	1,158,131

		57,006,211
Wireless Telecommunication Services 0.2%
Crown Castle International Corp.*	42,711	2,278,205
MetroPCS Communications, Inc.*	55,000	496,100
Sprint Nextel Corp.* (a)	532,114	1,516,525

		4,290,830
Utilities 3.3%
Electric Utilities 1.8%
American Electric Power Co., Inc.	84,665	3,266,376
Duke Energy Corp. (a)	231,191	4,857,323
Edison International	57,674	2,451,722
Entergy Corp.	30,109	2,023,325
Exelon Corp.	147,553	5,785,553
FirstEnergy Corp. (a)	73,402	3,346,397
NextEra Energy, Inc. (a)	72,087	4,403,074
Northeast Utilities	30,000	1,113,600
Pepco Holdings, Inc. (a)	40,800	770,712
Pinnacle West Capital Corp.	18,796	900,328
PPL Corp. (a)	101,714	2,874,438
Progress Energy, Inc.	51,950	2,759,064
Southern Co. (a)	148,879	6,689,133

		41,241,045
Gas Utilities 0.1%
AGL Resources, Inc. (a)	21,354	837,504
ONEOK, Inc.	17,643	1,440,727

		2,278,231
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	110,337	1,442,105
NRG Energy, Inc.*	38,144	597,716

		2,039,821
Multi-Utilities 1.3%
Ameren Corp.	41,419	1,349,431
CenterPoint Energy, Inc.	75,268	1,484,285
CMS Energy Corp. (a)	44,449	977,878
Consolidated Edison, Inc. (a)	50,094	2,926,492
Dominion Resources, Inc.	99,001	5,069,841
DTE Energy Co.	30,103	1,656,568
Integrys Energy Group, Inc. (a)	13,500	715,365
NiSource, Inc. (a)	47,566	1,158,232
PG&E Corp.	71,316	3,095,828
Public Service Enterprise Group, Inc.	89,481	2,739,014
SCANA Corp. (a)	20,867	951,744
Sempra Energy	42,596	2,554,056
TECO Energy, Inc. (a)	37,088	650,894
Wisconsin Energy Corp. (a)	39,000	1,372,020
Xcel Energy, Inc.	83,237	2,203,283

		28,904,931

Total Common Stocks (Cost $1,517,342,804)		2,209,692,915

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.021% **, 5/3/2012 (b) (Cost $5,214,903)	5,215,000	5,214,823

	Shares	Value ($)
Securities Lending Collateral 20.5%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $464,448,278)	464,448,278	464,448,278
Cash Equivalents 2.1%
Central Cash Management Fund, 0.11% (c) (Cost $47,168,388)	47,168,388	47,168,388

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,034,174,373) †	120.5	2,726,524,404
Other Assets and Liabilities, Net	(20.5)	(463,629,011)

Net Assets	100.0	2,262,895,393

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,156,337,442.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $570,186,962. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $901,082,196 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $330,895,234.

(a)	All or a portion of these securities were on loan . The value of all securities loaned at March 31, 2012 amounted to $456,316,853, which is 20.2% of net assets.
(b)	At March 31, 2012, the security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 Index	USD	6/14/2012	158	55,426,400	420,954

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and/or Other Equity Investments (e)	$2,209,692,915	$—	$—	$2,209,692,915
Government & Agency Obligation	—	5,214,823	—	5,214,823
Short-Term Investments(e)	511,616,666	—	—	511,616,666
Derivatives(f)	420,954	—	—	420,954
Total	$2,721,730,535	$5,214,823	$—	$2,726,945,358

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments
	Common Stocks	Preferred Stocks	Total
Balance as of December 31, 2011	$1,410	$1,410	$2,820
Realized gains (loss)	(23,058)	(2,951)	(26,009)
Change in unrealized appreciation (depreciation)	1,230	1,231	2,461
Amortization premium/ discount	—	—	—
Purchases	26,151	803	26,954
Sales	(5,733)	(493)	(6,226)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of March 31, 2012	$—	$—	$—
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2012	$—	$—	$—

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$420,954

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012